Description of Business (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Reverse Recapitalization
statements of cash flows and the consolidated statement of changes in stockholders’ equity for the period ended December 31, 2021:

Cash—Trust and cash, net of redemptions	$345,628

Cash—PIPE Investment	155,000

Gross proceeds from Business Combination	500,628

Less: transaction costs and advisory fees, paid	(55,981)

Reverse recapitalization, net of transaction costs	444,647